Putnam Investments
One Post Office Square
Boston, MA 02109
December 30, 2009

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:	Putnam High Yield Trust (Securities Act Reg. No. 2-60492 and Investment Company Act
File No. 811-02796) (the “Trust”)—Post-Effective Amendment No. 38 to the Trust’s
Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the above-referenced Trust, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 8b-16 under the Investment Company Act of 1940, as amended, the above-referenced Amendment.

This filing is electronically coded to show changes from the Trust’s Prospectuses and Statement of Additional Information included in Post-Effective Amendment No. 36 to the Trust’s registration statement on Form N-1A, which was filed on December 23, 2008. These changes include the updating of financial statements and other information pursuant to Section 10(a)(3) of the Securities Act. Certain changes also have been made in response to comments of the Staff on December 4, 2009, regarding a filing pursuant to Rule 485(a) under the Securities Act on October 27, 2009 by the Trust, as addressed below:

Prospectus

1. In Fund summary—Fees and expenses:

a. In the “Shareholder fees” table, delete the word “Maximum” in the “Maximum redemption fee” heading.

b. Delete the footnote to the “Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)” column in the “Shareholder fees” table relating to deferred sales charges imposed on certain redemptions of Class A shares and Class M shares.

c. Revise the text in the “Portfolio turnover” section to use the precise text of Item 3 of Form N-1A.

Responses:

a. We have deleted “Maximum”, as requested.

b. We have retained the footnote because we believe it is useful to shareholders and permitted by Instruction 2(a)(i) to Item 3 of Form N-1A, which states that “[a] Fund may include in a footnote to the table, if applicable, a tabular presentation

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showing the amount of deferred sales charges (loads) over time or a narrative explanation of the sales charges (loads)….”

c. Item 3 instructs registrants to include “the following information, in plain English under Rule 421(d) under the Securities Act.” In addition, Instruction 1(b) to Item 3 of Form N-1A states that “[a] Fund may modify the narrative explanations if the explanation contains comparable information to that shown.” We have not revised this disclosure because we believe the current disclosure in this section complies with the plain English requirements and contains comparable information to the text contained in Item 3 of Form N-1A.

2. In Fund summary— Investments, risks, and performance:

a. In the “Investments” section, consider substituting “primarily” for “mainly” in the first sentence.

b. Please add a characterization of below-investment grade bonds as “junk bonds” in the “Investments” section.

c. In the “Risks” section, consider substituting a more emphatic word for “significant” in the reference to below investment-grade debt constituting a “significant part of the fund’s investments”.

Responses:

a. We have retained the first sentence without change, as we believe that the use of “mainly”, consistent with our past practice and the requirements of Item 4(a) of Form N-1A, continues to be appropriate and accurately describes how the fund intends to achieve its investment objectives

b. We have added the requested reference to “junk bonds” in the “Investments” section.

c. We have retained the characterization of the fund’s investments as we believe it appropriately describes the fund’s holdings, particularly in light of the preceding “Investments” section which includes disclosure that the fund invests mainly in below investment-grade bonds.

3. In Fund summary – Purchase and sale of fund shares, combine the disclosure regarding purchasing, selling or exchanging Fund shares into one section.

Response:

We have combined the disclosure as requested, so that it reads:

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

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You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange is open, either through your financial advisor or directly to the fund. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

4. In What are the fund’s main investment strategies and related risks?:

a. If investing in foreign investments is a principal investment strategy of the Fund, then provide disclosure in the “Fund Summary” section relating to such investments. Otherwise, clarify that this is not a principal investment strategy with text, such as: “If we invest in foreign securities, we may encounter certain special risks.”

b. Add “after 60 days’ notice” at the end of the “Changes in policies” section.

Responses:

a. Since investing in foreign investments is not a principal investment strategy of the Fund, we have modified the text, as requested.

b. Immediately following the 80% test set forth in the first paragraph of “What are the fund’s main investment strategies and related risks?”, we have added: “This policy may be changed only after 60 days’ notice to shareholders.”

5. In Who oversees and manages the fund? – The fund’s investment manager – Portfolio managers provide more information about each portfolio manager’s business experience, including the length of time in each position.

Response:

The table used to present each portfolio manager’s business experience during the past five years includes each individual’s current business title, which indicates the individual’s primary responsibility within Putnam. If the individual held other business titles at Putnam or at another employer during the past five years, those positions are also included in the table along with the time period during which such positions were held. We have retained the current content and format since we believe the current disclosure provides the information required by Item 10(a)(2) of Form N-1A. In addition, we believe the use of a tabular format is consistent with the “plain English” rules in Rule 421(b) through (d).

6. In the Statement of Additional Information – Investment Restrictions, add disclosure describing the Fund’s investment restriction relating to senior securities. At least as a temporary measure, this could be disclosed as a non-fundamental policy to avoid the need for shareholder approval.

Response:

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We have not revised the disclosure because we believe that although no specific fundamental investment restriction related to senior securities is listed in the “Investment Restrictions” section, because borrowing is the only way in which an open-end investment company may issue senior securities consistent with applicable law, the Fund is effectively subject to the same restriction.

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 11224.

Very truly yours,

/s/ Carlo N. Forcione
Carlo N. Forcione
Vice President and Counsel

cc: Brian D. McCabe, Esq., Ropes & Gray LLP

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